Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000014470 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		OCM Gold Fund (Investor Class/OCMGX)
Accumulated Value	$ 9,548		$ 14,775	$ 14,914	$ 12,193	$ 19,101	$ 28,298	$ 28,030	$ 22,634	$ 24,244	$ 32,841	$ 73,265
C000101831 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		OCM Gold Fund (Atlas Class/OCMAX)
Accumulated Value	10,000		15,598	15,881	13,052	20,693	30,914	30,785	24,997	26,916	36,664	82,232
Philadelphia Gold And Silver Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Philadelphia Gold & Silver Index
Accumulated Value	10,000		17,392	17,394	14,230	21,314	30,312	29,768	28,178	29,265	37,528	84,284
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	$ 10,000		$ 10,806	$ 13,277	$ 14,111	$ 16,384	$ 19,244	$ 24,617	$ 22,350	$ 25,443	$ 34,066	$ 39,175